Commitment and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 12 – Commitment and Contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has one property lease agreement with lease terms for three years. The Company’s lease agreement do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

For the six months ended June 30, 2022 and 2023, there were no rent expenses for the short term lease.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
2023	166,299
2024	337,123
2025	113,129
2026	-
2027 thereafter	-
Total future lease payment	616,551
Amount representing interest	(10,506)
Present value of operating lease liabilities	606,045
Less: current portion	325,531
Long-term portion	280,514

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2023:

Weighted average discount rate	2.81%
Weighted average remaining lease term (years)	1.83 years